FIRST INVESTORS INCOME FUNDS | FIRST INVESTORS FUND FOR INCOME
FIRST INVESTORS FUND FOR INCOME
SUPPLEMENT DATED APRIL 2, 2015

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2015

In "The Funds Summary Section" for the Fund For Income, the second sentence in the first paragraph under the heading "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

High yield bonds include both bonds that are rated below Baa3 by Moody's Investors Service, Inc. or below BBB- by Standard & Poor's Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.

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Please retain this Supplement for future reference.